Significant related party transactions - Schedule of Remuneration of Key Management Personnel (Details) - Related Party - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Salary, wages and consultancy fees	$ 4,048,372	$ 4,187,722	$ 3,651,073
Bonuses	343,831	305,473	512,524
Post-employment benefits (pension)	118,659	116,150	125,591
Total remuneration	$ 4,510,862	$ 4,609,345	$ 4,289,188